Net Other Operating Income	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Net Other Operating Income	Net Other Operating Income
Net other operating income includes the following:

Year ended Dec. 31	2025	2024
Alberta Off-Coal Agreements	(43)	(40)
Other	(4)	(19)
Net other operating income	(47)	(59)
Alberta Off-Coal Agreements (OCA)
Under the terms of the OCA, the Company receives annual cash payments of approximately $43 million from the Government of Alberta if it ceases coal-fired emissions on or before Dec. 31, 2030. The Company achieved the cessation of all coal-fired emissions by Dec. 31, 2021.
The Company receives OCA payments on or before July 31, which are recognized in net other operating income evenly throughout the year. Under the terms of the OCA, the affected facilities may continue to generate electricity using non‑coal‑fired methods after Dec. 31, 2030.
Other
The Company receives liquidated damages related to the requirements to be met by the contractors on turbine availability guarantees at our Wind sites.
During the year ended Dec. 31, 2024, the Company also received reimbursement of $9 million from the Balancing Pool for TransAlta’s decommissioning costs for Sundance A.